Leases (Details) - Schedule of Lease Costs, Lease Term and Discount Rate - Warehouse and Office Lease [Member] - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Leases (Details) - Schedule of Lease Costs, Lease Term and Discount Rate [Line Items]
Operating lease cost	$ 133,157		$ 256,852
Weighted Average Remaining Lease Term - Operating leases including options to renew
Weighted Average Discount Rate - Operating leases	5.00%	5.00%	5.00%	5.00%